LEASES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Sublease rental income	$ 0	$ 0
Finance lease, right-of-use assets	0	0
Finance lease, liabilities	$ 0	$ 0
Minimum
Operating leases terms	1 year
Maximum
Operating leases terms	3 years